Accumulated Other Comprehensive Income (Loss)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)

NOTE 12 — Accumulated Other Comprehensive Loss

The components of and changes in accumulated other comprehensive loss for the three months ended March 31, 2017 and 2016 were as follows:

	Cumulative Translation Adjustment	Pension and Postretirement Benefits	Total
	(In millions)
January 1, 2017	$(30.8)	$(11.9)	$(42.7)
Foreign currency translation adjustments(a)	3.9	—	3.9
Pension and OPEB activity, net of tax adjustments (b)	—	0.2	0.2

March 31, 2017	$(26.9)	$(11.7)	$(38.6)

January 1, 2016	$(16.9)	$(13.1)	$(30.0)
Foreign currency translation adjustments(a)	2.6	—	2.6
Pension and OPEB activity, net of tax adjustments(b)	—	0.2	0.2

March 31, 2016	$(14.3)	$(12.9)	$(27.2)

(a)	No income taxes are provided on foreign currency translation adjustments as foreign earnings are considered permanently re-invested.
(b)	The tax adjustments are reclassified out of accumulated other comprehensive income and included in income tax expense.

NOTE 12 — Accumulated Other Comprehensive Income (Loss)

The components of and changes in accumulated other comprehensive income (loss) for the years ended December 31, 2016 , 2015 , and 2014 were as follows:

	Cumulative Translation Adjustment	Pension and Postretirement Benefits	Total
	(In millions)
Balance at January 1, 2014	$2.8	$0.6	$3.4
Foreign currency translation adjustments (a)	(7.9)	—	(7.9)
Pension and OPEB activity, net of tax adjustments (b)	—	(9.5)	(9.5)

Balance at December 31, 2014	(5.1)	(8.9)	(14.0)
Foreign currency translation adjustments (a)	(11.8)	—	(11.8)
Pension and OPEB activity, net of tax adjustments (b)	—	(4.2)	(4.2)

Balance at December 31, 2015	(16.9)	(13.1)	(30.0)
Foreign currency translation adjustments (a)	(13.9)	—	(13.9)
Pension and OPEB activity, net of tax adjustments (b)	—	1.2	1.2

Balance at December 31, 2016	$(30.8)	$(11.9)	$(42.7)

(a)	No income taxes are provided on foreign currency translation adjustments as foreign earnings are considered permanently invested.
(b)	The tax adjustments are reclassified out of accumulated other comprehensive income and included in income tax expense.